Summary of Significant Accounting Policies (Details) - Schedule of condensed balance sheets	12 Months Ended
Dec. 31, 2021 USD ($)
Schedule of condensed balance sheets [Abstract]
Gross proceeds	$ 138,000,000
Less:
Ordinary shares issuance costs	(8,119,261)
Plus:
Accretion of carrying value to redemption value	9,499,261
Ordinary shares subject to possible redemption	$ 139,380,000